Equity (Details 3) $ / shares in Units, R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 BRL (R$) shares
Disclosure of classes of share capital [line items]
Amount, Balance at beginning of period	R$ 760,317
Amount, Repurchase of common shares	784,459		R$ 399,408		R$ 291,445
Amount, Long-Term Incentive Plan	0		0		R$ 0
Amount, Balance at end of period	R$ 1,367,677	$ 250	R$ 760,317
Treasury shares
Disclosure of classes of share capital [line items]
Shares, Balance at beginning of period (in shares) | shares	13,739,000	13,739,000	5,332,000
Shares, Repurchase of common shares (in shares) | shares	15,244,000	15,244,000	9,696,000
Shares, Long-Term Incentive Plan (in shares) | shares	(3,200,000)	(3,200,000)	(1,288,144,000)
Shares, Balance at end of period (in shares) | shares	25,784,000	25,784,000	13,739,000		5,332,000
Amount, Balance at beginning of period	R$ 760,317		R$ 475,353
Amount, Repurchase of common shares	784,459		399,408		R$ 291,445
Amount, Long-Term Incentive Plan	(177,099)		(114,444)		(101,102)
Amount, Balance at end of period	R$ 1,367,677		R$ 760,317		R$ 475,353
Average Price, balance at beginning of period (in usd per share) | $ / shares		$ 10.51		$ 16.00
Average Price, Repurchase of common shares (in usd per share) | $ / shares		8.93		8.22
Average Price, Long-Term Incentive Plan | $ / shares		10.51		16.00
Average Price, balance at end of period (in usd per share) | $ / shares		$ 9.58		$ 10.51